Furniture and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Furniture and Equipment
4.	Furniture and Equipment

Furniture and equipment and accumulated depreciation balances are as follows:

	December 31
	2016	2015
Furniture	$156,928	$143,435
Computers	111,446	107,160
Equipment	141,067	81,418
Leasehold improvements	35,869	—

Total furniture and equipment	445,310	332,013
Accumulated depreciation	(295,715)	(226,042)

Furniture and equipment, net	$149,595	$105,971